Nature of Expense (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Statement Nature of Expense [Line Items]
Employee benefits	₨ 32,149	₨ 31,069	₨ 31,174
Depreciation and amortization	11,710	11,277	10,250
Cost of revenues [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	10,434	10,515	9,574
Depreciation and amortization	6,595	6,117	5,241
Selling, general and administrative expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	17,004	15,838	16,641
Depreciation and amortization	3,883	3,935	3,933
Research and development expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	4,711	4,716	4,959
Depreciation and amortization	₨ 1,232	₨ 1,225	₨ 1,076